OPERATING SEGMENTS (Details) $ in Thousands	12 Months Ended
	Apr. 30, 2016 Segment	Apr. 30, 2015 USD ($) Segment	Apr. 30, 2014 USD ($)	Apr. 30, 2013 USD ($)	Apr. 30, 2012 USD ($)
Segment Reporting Information [Line Items]
Number of reportable segments | Segment		5
Segment revenues and net operating income [Abstract]
Real estate revenue		$ 200,995	$ 185,379	$ 169,733
Real estate expenses		73,833	69,805	62,170
Gain on involuntary conversion		0	2,480	5,084
Net operating income		127,162	118,054	112,647
TRS senior housing revenue, net of expense		523	296
Depreciation/amortization		(51,775)	(50,069)	(42,430)
Administrative expenses		(11,824)	(10,743)	(8,494)
Other expenses		(2,010)	(2,129)	(2,171)
Impairment of real estate investments		(4,663)	(7,700)
Interest expense		(40,071)	(39,619)	(40,441)
Interest and other income		2,961	2,148	732
Income (loss) before gain (loss) on sale of real estate and other investments and income from discontinued operations		20,298	10,238	19,843
Gain (Loss) on sale of real estate and other investments		6,093	(51)	0
Income (loss) from continuing operations		26,391	10,187	19,843
Income (loss) from discontinued operations		2,293	(27,127)	10,129
NET INCOME (LOSS)		28,684	(16,940)	29,972
Segment Assets [Abstract]
Property owned		1,546,367	1,450,216
Less accumulated depreciation		(313,308)	(302,405)
Total property owned		1,233,059	1,147,811
Assets held for sale and assets of discontinued operations		463,103	457,307
Cash and cash equivalents		48,970	47,267	94,133	$ 39,989
Other investments		329	329
Receivables and other assets		7,255	89,034
Development in progress		153,994	104,609
Unimproved land		25,827	22,864
TOTAL ASSETS		1,997,837	1,869,221
Subsequent Event [Member]
Segment Reporting Information [Line Items]
Number of reportable segments | Segment	3
Multi-Family Residential [Member] | Operating Segments [Member]
Segment revenues and net operating income [Abstract]
Real estate revenue		118,526	102,059	89,923
Real estate expenses		51,172	46,138	38,223
Gain on involuntary conversion			2,480	3,852
Net operating income		67,354	58,401	55,552
Segment Assets [Abstract]
Property owned		946,520	753,731
Less accumulated depreciation		(180,414)	(158,100)
Total property owned		766,106	595,631
Healthcare [Member] | Operating Segments [Member]
Segment revenues and net operating income [Abstract]
Real estate revenue		65,828	64,887	61,625
Real estate expenses		16,937	16,889	16,529
Gain on involuntary conversion			0	0
Net operating income		48,891	47,988	45,096
Segment Assets [Abstract]
Property owned		495,021	522,135
Less accumulated depreciation		(112,515)	(105,376)
Total property owned		382,506	416,759
Industrial [Member] | Operating Segments [Member]
Segment revenues and net operating income [Abstract]
Real estate revenue		6,491	6,894	6,700
Real estate expenses		1,536	2,043	1,871
Gain on involuntary conversion			0	0
Net operating income		4,955	4,851	4,829
Segment Assets [Abstract]
Property owned		60,611	55,375
Less accumulated depreciation		(11,256)	(10,198)
Total property owned		49,355	45,177
Other Segments [Member] | Operating Segments [Member]
Segment revenues and net operating income [Abstract]
Real estate revenue		10,150	11,539	11,485
Real estate expenses		4,188	4,725	5,547
Gain on involuntary conversion			0	1,232
Net operating income		5,962	6,814	$ 7,170
Segment Assets [Abstract]
Property owned		44,215	118,975
Less accumulated depreciation		(9,123)	(28,731)
Total property owned		$ 35,092	$ 90,244